Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income	Retained Earnings
Beginning balance at Sep. 30, 2009	$ 3,213,053	$ 3,930	$ 2,334,090	$ (919,874)	$ 8,343	$ 1,786,564
Beginning balance, Shares at Sep. 30, 2009		205,079
Comprehensive income:
Net income	343,906					343,906
Unrealized loss on foreign currency hedging contracts, net of $(1,537), $(1,589) and $(2,489) tax for the periods 2010, 2011 and 2012, respectively	(6,934)				(6,934)
Unrealized gain (loss) on short-term interest-bearing investments, net of $129, $(24) and $40 tax for the periods 2010, 2011 and 2012, respectively	5,150				5,150
Unrealized (loss) on defined benefit plan, net of $(2,011), $(145) and $(1,598) tax for the periods 2010, 2011 and 2012, respectively	(4,607)				(4,607)
Comprehensive income	337,515
Employee stock options exercised	23,635	17	23,618
Employee stock options exercised, Shares		1,097
Repurchase of shares	(389,287)			(389,287)
Repurchase of shares, Shares		(13,695)
Issuance of restricted stock, net of forfeitures	9	9
Issuance of restricted stock, net of forfeitures, Shares		568
Equity-based compensation expense related to employees	44,455		44,455
Ending balance at Sep. 30, 2010	3,229,380	3,956	2,402,163	(1,309,161)	1,952	2,130,470
Ending balance, Shares at Sep. 30, 2010		193,049
Comprehensive income:
Net income	346,665					346,665
Unrealized loss on foreign currency hedging contracts, net of $(1,537), $(1,589) and $(2,489) tax for the periods 2010, 2011 and 2012, respectively	(20,439)				(20,439)
Unrealized gain (loss) on short-term interest-bearing investments, net of $129, $(24) and $40 tax for the periods 2010, 2011 and 2012, respectively	(756)				(756)
Unrealized (loss) on defined benefit plan, net of $(2,011), $(145) and $(1,598) tax for the periods 2010, 2011 and 2012, respectively	(413)				(413)
Comprehensive income	325,057
Employee stock options exercised	56,459	42	56,417
Employee stock options exercised, Shares		2,590
Repurchase of shares	(624,241)			(624,241)
Repurchase of shares, Shares		(21,866)
Issuance of restricted stock, net of forfeitures	15	15
Issuance of restricted stock, net of forfeitures, Shares		919
Equity-based compensation expense related to employees	36,631		36,631
Ending balance at Sep. 30, 2011	3,023,301	4,013	2,495,211	(1,933,402)	(19,656)	2,477,135
Ending balance, Shares at Sep. 30, 2011	174,692	174,692
Comprehensive income:
Net income	391,371					391,371
Unrealized loss on foreign currency hedging contracts, net of $(1,537), $(1,589) and $(2,489) tax for the periods 2010, 2011 and 2012, respectively	(3,505)				(3,505)
Unrealized gain (loss) on short-term interest-bearing investments, net of $129, $(24) and $40 tax for the periods 2010, 2011 and 2012, respectively	2,077				2,077
Unrealized (loss) on defined benefit plan, net of $(2,011), $(145) and $(1,598) tax for the periods 2010, 2011 and 2012, respectively	(4,417)				(4,417)
Comprehensive income	385,526
Employee stock options exercised	86,666	56	86,610
Employee stock options exercised, Shares	3,585	3,585
Repurchase of shares	(484,608)			(484,608)
Repurchase of shares, Shares		(16,288)
Cash dividends declared	(21,120)					(21,120)
Issuance of restricted stock, net of forfeitures	8	8
Issuance of restricted stock, net of forfeitures, Shares		465
Equity-based compensation expense related to employees	43,429		43,429
Ending balance at Sep. 30, 2012	$ 3,033,202	$ 4,077	$ 2,625,250	$ (2,418,010)	$ (25,501)	$ 2,847,386
Ending balance, Shares at Sep. 30, 2012	162,454	162,454